UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $1,094,940 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    31390  1621401 SH       SOLE                  1187941   156107   277353
AMDOCS LTD                     ORD              G02602103    79594  4297739 SH       SOLE                  3142787   416887   738065
AUTODESK INC                   COM              052769106    64467  3835031 SH       SOLE                  3038377   286099   510555
BECTON DICKINSON & CO          COM              075887109   101429  1508468 SH       SOLE                  1104013   147050   257405
BLACKBAUD INC                  COM              09227Q100    35366  3046154 SH       SOLE                  2231126   293524   521504
CITRIX SYS INC                 COM              177376100    38396  1695925 SH       SOLE                  1241946   163589   290390
EBAY INC                       COM              278642103    40222  3202401 SH       SOLE                  2352060   308228   542113
GREENHILL & CO INC             COM              395259104    46726   632721 SH       SOLE                   470510    58777   103434
JOHNSON CTLS INC               COM              478366107    67850  5654169 SH       SOLE                  4138528   549195   966446
JONES LANG LASALLE INC         COM              48020Q107    32497  1397125 SH       SOLE                  1022067   139858   235200
MILLIPORE CORP                 COM              601073109    55661   969531 SH       SOLE                   709512    96798   163221
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    27471  1484113 SH       SOLE                  1088088   142500   253525
MOHAWK INDS INC                COM              608190104    54712  1831669 SH       SOLE                  1342966   176527   312176
NALCO HOLDING COMPANY          COM              62985Q101    27907  2135200 SH       SOLE                  1565100   205100   365000
NORTHERN TR CORP               COM              665859104    75041  1254459 SH       SOLE                   930789   117282   206388
PLUM CREEK TIMBER CO INC       COM              729251108    23015   791700 SH       SOLE                   612200    80200    99300
PRICE T ROWE GROUP INC         COM              74144T108    29267  1014118 SH       SOLE                   742828    97850   173440
QUANTA SVCS INC                COM              74762E102    14525   677143 SH       SOLE                   495627    65336   116180
SPDR TR                        UNIT SER 1       78462F103     7150    90000 SH       SOLE                        0    90000        0
STAPLES INC                    COM              855030102    27051  1493691 SH       SOLE                  1094785   144070   254836
TRIMBLE NAVIGATION LTD         COM              896239100    27027  1768801 SH       SOLE                  1295034   170623   303144
VARIAN MED SYS INC             COM              92220P105    46545  1529077 SH       SOLE                  1120166   147293   261618
VCA ANTECH INC                 COM              918194101    30258  1341800 SH       SOLE                   984000   130000   227800
VMWARE INC                     CL A COM         928563402    67743  2868027 SH       SOLE                  2170400   252873   444754
WATERS CORP                    COM              941848103    43630  1180782 SH       SOLE                   864923   113753   202106